Prepaid Lease Payments	12 Months Ended
Dec. 31, 2015
Prepaid Lease Payments [Abstract]
Prepaid Lease Payments [Text Block]
6.	Prepaid Lease Payments

As of December 31, 2014 and 2015, prepaid lease payments represented the prepayment of land use right for three pieces of lands located in Shenzhen (with expiry dates on December 31, 2037, December 31, 2037 and February 28, 2040, respectively). During fiscal 2014, the subsidiary, Heyuan Sun Line (which owned the land use right for land located in Heyuan), had been disposed of and as a result of which, prepaid lease payments only comprised of the prepayment of land use right for the aforesaid three pieces of lands located in Shenzhen as of December 31, 2014.

Amortization of prepaid lease payments were HK$1,552, HK$1,531 and HK$1,527 for the years ended December 31, 2013, 2014 and 2015, respectively.